N-6	Jul. 24, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	Lincoln Life Flexible Premium Variable Life Account R
Entity Central Index Key	0001051932
Entity Investment Company Type	N-6
Document Period End Date	Jul. 24, 2024
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]

The following line item is added to Appendix A – Funds Available Under the Policy on or about August 23, 2024:

Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital growth.	LVIP American Century Ultra® Fund – Standard Class advised by Lincoln Financial Investments Corporation	0.65%[1]	N/A	N/A	N/A

[1]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

Appendix B – Current Investment Restrictions for Optional Benefits. The LVIP American Century Ultra® Fund will be added to the list of funds in Tier 3. Please refer to your prospectus to determine if you are subject to Investment Restrictions.

Prospectuses Available [Text Block]	The following line item is added to Appendix A – Funds Available Under the Policy on or about August 23, 2024:
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital growth.	LVIP American Century Ultra® Fund – Standard Class advised by Lincoln Financial Investments Corporation	0.65%[1]	N/A	N/A	N/A

[1]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

Some Portfolio Companies not Available for All Benefits [Text Block]

Appendix B – Current Investment Restrictions for Optional Benefits. The LVIP American Century Ultra® Fund will be added to the list of funds in Tier 3. Please refer to your prospectus to determine if you are subject to Investment Restrictions.

Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.
LVIP American Century Ultra® Fund – Standard Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Ultra® Fund – Standard Class
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.65%	[1]

[1]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.